Related Party Transactions - Remuneration of Key Management (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Remuneration of key management
Short-term remuneration and compensation	€ 576	€ 337
Share based payment	117	1,576
Total	€ 693	€ 1,913